Consolidated statement of changes in equity (Parenthetical) shares in Millions	12 Months Ended
Oct. 31, 2021 shares
Micro Focus Employee Benefit Trust [Member]
Changes in equity [abstract]
Number of treasury shares repurchased (in shares)	4